Income taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The differences are as follows:

	Three months ended		Six months ended
	June 30		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Expected income tax expense at Canadian statutory rate	$1.7	$48.3	$27.5	$29.5
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	0.3	(1.7)	(1.9)	(3.5)
Adjustments from investments carried at fair value	—	(20.6)	—	(3.9)
Change in valuation allowance	2.8	1.5	11.2	1.5
Non-controlling interests share of income	5.1	2.7	9.6	6.2
Tax basis step-up	(2.5)	—	(15.9)	—
Amortization and settlement of excess deferred income tax	(1.3)	(1.8)	(5.2)	(3.3)
Other	0.9	(3.1)	1.5	0.4
Income tax expense	$7.0	$25.3	$26.8	$26.9